Consolidated Statements of Loss and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
General administrative expenses
General office	$ 61	$ 53	$ 74
Insurance	47	63	46
Investor relations and corporate development	86	217	75
Professional fees	71	102	162
Rent	108	123	114
Salaries and benefits	713	823	838
Transfer agent and regulatory	44	66	38
Travel	13	29	50
Total general administrative expenses	(1,143)	(1,476)	(1,397)
Fair value gain on derivative liabilities	90	105	358
Foreign exchange gain (loss)	20	(43)	11
General exploration	(167)	(26)
Loss on settlement of convertible notes	(26)	(13)
Unrealized gain (loss) on marketable securities	476	9	(130)
Interest expense and other	(58)	(150)	(170)
Share-based compensation	(175)	(117)	(91)
Total other gains (losses)	160	(235)	(22)
Loss and comprehensive loss for the year	$ (983)	$ (1,711)	$ (1,419)
Loss per share - basic and diluted (in dollars per share)	$ (0.00)	$ (0.01)	$ (0.01)
Weighted average number of common shares outstanding (in shares)	218,117,528	208,688,604	200,969,314